Segments (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segments

Nucor’s results by segment are as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Net sales to external customers:
Steel mills	$11,084,331	$14,723,642	$13,311,948
Steel products	3,966,895	4,032,385	3,607,333
Raw materials	1,388,050	2,349,114	2,132,765

	$16,439,276	$21,105,141	$19,052,046

Intercompany sales:
Steel mills	$2,152,157	$2,904,317	$2,563,554
Steel products	90,969	105,383	97,090
Raw materials	6,279,316	9,618,145	9,116,860
Corporate/eliminations	(8,522,442)	(12,627,845)	(11,777,504)

	$—	$—	$—

Depreciation expense:
Steel mills	$381,352	$366,568	$332,258
Steel products	39,512	42,777	42,737
Raw materials	198,705	235,443	154,065
Corporate	6,188	7,212	6,792

	$625,757	$652,000	$535,852

Amortization expense:
Steel mills	$18,789	$15,269	$13,911
Steel products	23,932	27,644	31,082
Raw materials	31,539	29,510	29,363

	$74,260	$72,423	$74,356

Earnings (loss) before income taxes and noncontrolling interests:
Steel mills	$629,793	$1,594,352	$1,156,715
Steel products	276,048	166,323	82,129
Raw materials	(283,938)	(29,053)	13,686
Corporate/eliminations	87,335	(527,045)	(461,407)

	$709,238	$1,204,577	$791,123

Segment assets:
Steel mills	$7,318,706	$8,528,623	$7,787,464
Steel products	2,485,122	2,731,320	2,710,597
Raw materials	3,123,190	3,858,254	3,896,331
Corporate/eliminations	1,323,381	497,730	808,891

	$14,250,399	$15,615,927	$15,203,283

Capital expenditures:
Steel mills	$248,532	$343,767	$589,621
Steel products	41,291	27,262	22,472
Raw materials	74,607	197,252	610,745
Corporate	338	586	7,580

	$364,768	$568,867	$1,230,418

Schedule of Net Sale by Product to External Customers

Net sales by product were as follows (in thousands). Further product group breakdown is impracticable.

	Year Ended December 31,
	2015	2014	2013
Net sales to external customers:
Sheet	$4,628,805	$5,988,303	$5,219,464
Bar	3,005,450	4,051,171	3,730,328
Structural	2,137,413	2,617,196	2,558,538
Plate	1,312,663	2,066,972	1,803,618
Steel products	3,966,895	4,032,385	3,607,333
Raw materials	1,388,050	2,349,114	2,132,765

	$16,439,276	$21,105,141	$19,052,046